Operating Segments - Summary of Non-current Assets by Geographical Region (Details) - Royalties [Member] - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Disclosure of operating segments [line items]
Non-current assets	$ 57,908	$ 46,952
Canada [Member]
Disclosure of operating segments [line items]
Non-current assets	31,800	26,364
Namibia [Member]
Disclosure of operating segments [line items]
Non-current assets	2,757	2,822
Spain [Member]
Disclosure of operating segments [line items]
Non-current assets	682
USA [Member]
Disclosure of operating segments [line items]
Non-current assets	$ 22,669	$ 17,766